Consolidated statement of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Generated from Operations
Net income (loss)	$ 4,094	$ 5,379	$ 3,068
Depreciation and amortization	2,769	2,788	2,778
Deferred income taxes (Note 18)	766	493	11
(Income) loss from equity investments (Notes 5 and 10)	(1,274)	(1,608)	(1,377)
Impairment of equity investment (Note 10)	0	0	2,100
Distributions received from operating activities of equity investments (Note 10)	1,616	1,675	1,254
Employee post-retirement benefits funding, net of expense (Note 26)	3	11	(17)
Equity allowance for funds used during construction	(320)	(512)	(367)
Unrealized (gains) losses on financial instruments (Note 27)	(235)	340	(342)
Expected credit loss provision (Note 27)	83	(22)	(83)
Foreign exchange (gains) losses, net – intercompany loan	149	(216)	44
Net (gain) loss on sale of assets (Note 29)	0	(620)	0
Asset impairment charge and other (Note 4)	29	21	(4)
Other	169	(232)	(4)
(Increase) decrease in operating working capital (Note 28)	(503)	199	207
Net cash provided by operations	7,346	7,696	7,268
Investing Activities
Capital expenditures (Note 5)	(5,270)	(6,308)	(8,007)
Capital projects in development (Note 5)	(16)	(50)	(142)
Contributions to equity investments (Notes 5 and 10)	(1,051)	(4,683)	(4,149)
Other distributions from equity investments (Note 10)	5	3,686	23
Proceeds from sales of assets, net of transaction costs (Note 29)	0	791	33
Acquisitions, net of cash acquired (Note 29)	0	0	(307)
Loans to affiliate (issued) repaid, net	0	0	250
Deferred amounts and other	(126)	(345)	12
Net cash (used in) provided by investing activities	(6,458)	(6,909)	(12,287)
Financing Activities
Notes payable issued (repaid), net	876	341	(6,299)
Long-term debt issued, net of issue costs	5,413	8,089	15,884
Long-term debt repaid (Notes 19 and 20)	(6,116)	(9,273)	(3,772)
Junior subordinated notes issued, net of issue costs	2,545	1,465	0
Dividends on common shares	(3,507)	(3,953)	(2,787)
Dividends on preferred shares	(114)	(99)	(92)
Common shares issued, net of issue costs	104	88	4
Preferred shares redeemed (Note 24)	(250)	0	0
Distributions to non-controlling interests and other	(929)	(755)	(173)
Contributions from redeemable non-controlling interest	0	21	0
Cash received from factoring arrangement (Note 9)	351	0	0
Loan from affiliate (Note 11)	111	0	0
Disposition of equity interest, net of transaction costs (Note 29)	0	419	5,328
Cash transferred to South Bow, net of debt settlements	0	(244)	0
Gains (losses) on settlement of financial instruments	0	27	0
Net cash (used in) provided by financing activities	(1,516)	(3,874)	8,093
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	(5)	210	(16)
Increase (Decrease) in Cash and Cash Equivalents	(633)	(2,877)	3,058
Cash and Cash Equivalents, Beginning of year	801	3,678	620
Cash and Cash Equivalents, End of year	$ 168	$ 801	$ 3,678